SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Narrative) (Details) - Mnombo Wethu Consultants (Pty) Limited [Member]		12 Months Ended
	Nov. 07, 2011	Aug. 31, 2023	Aug. 31, 2022
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest	49.90%	49.95%	49.95%
Proportion of ownership and voting rights held by non-controlling interests		50.10%	50.10%